EARNINGS PER SHARE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
BASIC
Net income of continued operation used in computing basic earnings per share					$ 57,545,832	$ 156,910,322
Basic earnings per share (in dollars per share)					$ 0.70	$ 0.26
Basic weighted average shares outstanding					82,016,910	60,158,210
DILUTED
Net income of continued operation used in computing basic earnings per share					57,545,832	15,691,032
Basic earnings per share (in dollars per share)					$ 0.63	$ 0.23
Basic weighted average shares outstanding					82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding					7,000,000	7,000,000
Diluted weighted average shares outstanding					89,016,910	67,158,210
BASIC
Net income of continued and discontinued operation used in computing basic earnings per share	14,330,940	10,290,022	30,709,712	15,961,484	57,545,832	25,894,983
Basic earnings per share (in dollars per share)	$ 0.13	$ 0.14	$ 0.28	$ 0.22	$ 0.70	$ 0.43
Basic weighted average shares outstanding	115,366,595	73,836,392	110,403,819	71,312,129	82,016,910	60,158,210
DILUTED
Net income of continued and discontinued operation used in computing basic earnings per share	$ 14,330,940	$ 10,290,022	$ 30,709,712	$ 15,961,484	$ 57,545,832	$ 25,894,983
Basic earnings per share (in dollars per share)	$ 0.12	$ 0.13	$ 0.27	$ 0.20	$ 0.63	$ 0.39
Basic weighted average shares outstanding	115,366,595	73,836,392	110,403,819	71,312,129	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000	8,607,734	7,000,000	7,000,000	7,000,000
Diluted weighted average shares outstanding	122,366,595	80,836,392	117,403,819	78,312,129	92,016,910	67,158,210